Average Annual Total Returns - A C I Shares - JPMorgan US GARP Equity Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class A Return After Taxes on Distributions Past 1 Year	Class A Return After Taxes on Distributions Past 5 Years	Class A Return After Taxes on Distributions Past 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	RUSSELL 1000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 1000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 1000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	27.78%	17.28%	15.33%	24.85%	15.41%	14.35%	18.16%	13.65%	12.82%	20.73%	15.73%	14.42%	25.80%	16.41%	14.59%	38.49%	21.00%	17.21%